Interim Consolidated Statement of Financial Position - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Assets [abstract]
Intangible Assets With Indefinite Useful Life And Goodwill	€ 14,299	€ 14,257
Finite-Lived Intangible Assets	12,715	12,447
Property, plant and equipment	28,063	28,608
Investments accounted for using equity method	1,953	2,009
Other non-current financial assets	247	340
Deferred tax assets	1,181	1,689
Trade and other non-current receivables	1,882	2,376
Current tax assets, non-current	103	94
Non-current prepayments and non-current accrued income	457	535
Other non-current non-financial assets	732	757
Non-current assets	61,632	63,112
Current inventories	9,639	9,722
Current Assets Sold With A Buy-Back Commitment	1,318	1,626
Trade and other current receivables	5,251	6,628
Current tax assets, current	248	372
Current prepayments and current accrued income	495	524
Other current financial assets	805	670
Cash and cash equivalents	13,914	15,014
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	306	376
Current assets	31,976	34,932
Assets	93,608	98,044
Equity [abstract]
Equity attributable to owners of parent	24,776	28,537
Non-controlling interests	124	138
Equity	24,900	28,675
Liabilities [abstract]
Long-term debt	15,625	8,025
Non-current provisions for employee benefits	8,551	8,507
Other non-current provisions	4,939	5,027
Other non-current financial liabilities	23	124
Deferred tax liabilities	1,778	1,628
Tax liabilities, non-current	281	278
Other non-current non-financial liabilities	2,326	2,426
Non-current liabilities	33,523	26,015
Current trade payables	15,957	21,616
Current borrowings and current portion of non-current borrowings	4,827	4,876
Other current financial liabilities	686	194
Employee benefits liabilities, current	477	544
Other current provisions	7,126	8,978
Current tax liabilities, current	101	122
Other current non-financial liabilities	5,837	6,788
Liabilities included in disposal groups classified as held for sale	174	236
Current liabilities	35,185	43,354
Equity and liabilities	€ 93,608	€ 98,044